SHARE BASED COMPENSATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Jan. 31, 2023 installment shares	Oct. 31, 2022	Feb. 28, 2022 installment shares	Aug. 31, 2021 installment shares	Aug. 31, 2014 installment shares	Aug. 31, 2009 shares	Jul. 31, 2009 installment shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2022 shares
SHARE BASED COMPENSATION
Market value of ordinary shares | (per share)								¥ 45.35				$ 6.45
Intrinsic value of options exercised | ¥								¥ 0		¥ 7,000	¥ 0
Share-based compensation | ¥								225,727		365,752	862,642
Cash received from the exercise of share options								0	$ 0	3,691	0
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Cash received from the exercise of share options								¥ 0	$ 0	¥ 0	¥ 45,289
Restricted shares
SHARE BASED COMPENSATION
Number of restricted shares issued | shares								5,074,254		8,843,182	16,942,682		6,814,460
Share-based compensation | ¥								¥ 226,000		¥ 383,000	¥ 721,000
Unrecognized share-based compensation expense | ¥								350,000		¥ 576,000	968,000
2009 Plan
SHARE BASED COMPENSATION
Ordinary shares that may be issued | shares							10,897,300
Contractual life						7 years
2009 Plan | Share-based Payment Arrangement, Employee
SHARE BASED COMPENSATION
Options granted | shares						953,200
Share-based compensation arrangement by share-based payment award, award vesting period						36 months
2009 Plan | Employee Stock Option
SHARE BASED COMPENSATION
Number of vesting installments | installment							5
2014 Plan
SHARE BASED COMPENSATION
Ordinary shares that may be issued | shares					12,037,980
Contractual life					10 years
2014 Plan | Employee Stock Option
SHARE BASED COMPENSATION
Number of vesting installments | installment					5
Long-term incentive plan 2021 | Restricted shares
SHARE BASED COMPENSATION
Number of restricted shares issued | shares				354,000
Contractual life				5 years
Number of vesting installments | installment				10
Long-term incentive plan 2022 | Restricted shares
SHARE BASED COMPENSATION
Number of restricted shares issued | shares			16,684,600
Contractual life			3 years
Number of vesting installments | installment			12
Long-term incentive plan 2023 | Restricted shares
SHARE BASED COMPENSATION
Ordinary shares that may be issued | shares	20,800,000
Contractual life	7 years
Number of vesting installments | installment	14
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Contractual life		3 years
Market value of ordinary shares | ¥ / shares										¥ 7.11
Intrinsic value of options exercised | ¥								0		¥ 0	3,000
Share-based compensation | ¥											142,000
Cash received from the exercise of share options | ¥								¥ 0		¥ 0	¥ 45,000
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") | First year
SHARE BASED COMPENSATION
Vesting		30.00%
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") | Second year
SHARE BASED COMPENSATION
Vesting		30.00%
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") | Third year
SHARE BASED COMPENSATION
Vesting		40.00%